CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets:
Cash	$ 718,500	$ 749,737		$ 2,043
Prepaid expenses	80,532	114,937		20,000
Total current assets	799,032	864,674		22,043
Investments held in Trust Account	172,511,739	172,505,514
Total assets	173,310,771	173,370,188		22,043
Liabilities and Shareholders’ Equity:
Accounts payable and accrued expenses	73,550	73,756		20,000
Total current liabilities	73,550	73,756		20,000
Warrant liabilities	8,607,750	7,141,500
Total liabilities	8,681,300	7,215,256		20,000
Class A common stock subject to possible redemption, value	159,629,470	161,154,930
Shareholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Class A common stock, value	128	113
Class B common stock, value	431	431		431
Additional paid-in capital	1,525,445	(3,115,509)		148,269
Retained earnings (accumulated deficit)		8,114,967,000,000		(146,657,000,000)
Retained earnings (accumulated deficit)	3,473,997	4,999,458
Total shareholders’ equity	5,000,001	5,000,002		2,043
Total liabilities and shareholders’ equity	173,310,771	$ 173,370,188		$ 22,043
Cepton Technologies, Inc
Assets:
Cash	12,400,000		$ 11,312,000		$ 11,338,000
Short-term investments	13,041,000		32,058,000
Accounts receivable	372,000		285,000		646,000
Inventories	3,007,000		3,394,000		2,408,000
Prepaid expenses and other current assets	3,723,000		1,134,000		1,296,000
Total current assets	32,543,000		48,183,000		15,688,000
Property and equipment, net	384,000		457,000		561,000
Other Assets	373,000		94,000		94,000
Total assets	33,300,000		48,734,000		16,343,000
Liabilities and Shareholders’ Equity:
Accounts payable and accrued expenses	887,000		1,214,000		524,000
Total current liabilities	4,708,000		2,779,000		2,504,000
Accrued expenses and other current liabilities	2,700,000		1,565,000		1,285,000
Current portion of debt	1,121,000				695,000
Long-term debt			1,121,000		4,214,000
Other long-term liabilities	1,217,000		1,293,000		15,000
Total liabilities	5,925,000		5,193,000		6,733,000
Convertible preferred stock – Par value $0.00001 per share – 22,806,009 shares authorized at June 30, 2021 and December 31, 2020; 21,671,491 shares issued and outstanding at June 30, 2021 and December 31, 2020; (aggregate liquidation preference of $96.7 million)	99,470,000		99,470,000		46,847,000
Stockholders’ deficit:
Common stock, value
Class F stock, value
Shareholders’ equity:
Additional paid-in capital	4,697,000		2,286,000		1,336,000
Accumulated other comprehensive income	(34,000)		(18,000)		(10,000)
Retained earnings (accumulated deficit)	(76,758,000)		(58,197,000)		(38,563,000)
Total shareholders’ equity	(72,095,000)		(55,929,000)		(37,237,000)
Total liabilities and shareholders’ equity	$ 33,300,000		$ 48,734,000		$ 16,343,000